General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended						12 Months Ended
	Feb. 10, 2017	Jan. 09, 2017	Sep. 28, 2015	Feb. 03, 2017	Jan. 31, 2017	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018	Jan. 01, 2017
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Operating and maintenance expenses										$ 1,576	$ 1,592	$ 1,659
Selling, General and Administrative Expense										594	722	736
Operating Income (Loss)										927	689	227
Other income (expense) - net below Operating income (loss)										(25)	85	101
Basis Of Presentation [Abstract]
Changes in ownership of consolidated subsidiaries, net										(910)	(6)	94
Income Tax Effects Allocated Directly to Equity, Other										910
Net Cash Provided (Used) by Operating Activities										3,089	4,155	3,114
Net Cash Provided (Used) by Investing Activities										(100)	891	3,705
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax										350
Cost of Goods and Services Sold										350
WPZ Merger Agreement [Member]
General and Description Of Business [Abstract]
Gains on contract settlements and terminations			$ 428
Maximum Reduction Of Quarterly Incentive Distributions			$ 209
Basis Of Presentation [Abstract]
Reduction in incentive distribution rights payment						$ 10	$ 209	$ 209
Financial Repositioning [Member]
Basis Of Presentation [Abstract]
Sale Of Stock Number Of Shares Issued In Transaction		277,000		59,000,000	289,000,000
Payments to Acquire Limited Partnership Interests	$ 56				$ 10
Sale of Stock, Price Per Share				$ 36.08586
Noncontrolling Interest [Member]
Basis Of Presentation [Abstract]
Changes in ownership of consolidated subsidiaries, net										(2,407)	(18)	254
Capital in excess of par value [Member]
Basis Of Presentation [Abstract]
Changes in ownership of consolidated subsidiaries, net										$ 1,497	$ 12	$ (160)
Gulfstream Natural Gas System, L.L.C.[Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%
Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										62.00%
Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										0.00%	50.00%
Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										69.00%
Caiman Energy II [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										58.00%
Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										60.00%
Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%
Williams Partners L.P. [Member] | Financial Repositioning [Member]
Basis Of Presentation [Abstract]
Master limited partnership, general partner ownership percentage					2.00%
Williams Partners L.P. [Member] | General and Limited Partner [Member]
General and Description Of Business [Abstract]
Master limited partnership ownership percentage										74.00%		60.00%
Variable Interest Entity Ownership Percentage										74.00%
Williams Partners [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Goodwill										$ 47	$ 47	$ 47
General and Description Of Business [Abstract]
Number Of Interstate Natural Gas Pipelines										2
Williams Partners [Member] | Dividend Reinvestment Program [Member]
Basis Of Presentation [Abstract]
Sale Of Stock Number Of Shares Issued In Transaction										1,606,448
Sale of Stock, Consideration Received on Transaction										$ 61
Williams Partners [Member] | Gulfstream Natural Gas System, L.L.C.[Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%
Williams Partners [Member] | Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										62.00%
Basis Of Presentation [Abstract]
Reduction in incentive distribution rights payment									$ 2
Williams Partners [Member] | Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage											50.00%
Williams Partners [Member] | Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										69.00%
Williams Partners [Member] | Caiman Energy II [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										58.00%
Williams Partners [Member] | Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										60.00%
Williams Partners [Member] | Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										50.00%
Williams Partners [Member] | Appalachia Midstream Services, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage										66.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										66.00%
Williams Partners [Member] | Constitution Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage										41.00%
Accounting Standards Update 2017-07 [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Operating and maintenance expenses										$ (9)	$ 12	4
Selling, General and Administrative Expense										(14)	(1)	(5)
Operating Income (Loss)										23	(11)	1
Other income (expense) - net below Operating income (loss)										(23)	11	(1)
Accounting Standards Update 2016-15 [Member]
Basis Of Presentation [Abstract]
Net Cash Provided (Used) by Operating Activities										533	475	406
Net Cash Provided (Used) by Investing Activities										$ 533	$ 475	$ 406
Accounting Standards Update 2016-09 [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets														$ 37
Accounting Standards Update 2014-09 [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets													$ 255